Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	¥ 963,917	¥ 934,349
Current assets	558,196	586,645
Current liabilities	529,982	536,389
Non-current liabilities	3,250	2,467
Total equity	988,881	982,138	¥ 920,368	¥ 888,983
Parent [member]
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	490,256	487,290
Current assets	2,718	2,144
Current liabilities	3,658	5,415
Non-current liabilities	0	0
NET ASSETS	489,316	484,019
Total equity	¥ 489,316	¥ 484,019